Investments - Company's Combined Proportionate Share of Major Components of Financial Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Current assets	$ 13,502	$ 13,366
Current liabilities	10,401	9,743
Net income	1,553	677
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,825	1,510
Non-current assets	1,838	1,748
Current liabilities	1,269	873
Long-term liabilities	450	835
Sales	3,303	3,384
Cost of goods sold & expenses	3,156	3,140
Net income	$ 147	$ 244